Derivative Financial Instruments and Market Risks - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Material embedded derivatives	€ 0	€ 0	€ 0
Maximum percentage of notional amount of entity's counterparty for overall currency and interest rate positions	18.00%